Note 3 - Transactions With Related Parties (Details Textual) € in Thousands		6 Months Ended		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019 USD ($)	Jun. 30, 2019	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Jan. 01, 2018
Management Fees Related Parties				$ 21,319,000		$ 19,533,000		$ 18,693,000
Voyage Expenses Related Parties				5,282,000		3,201,000		3,093,000
Due from Related Parties, Current, Total		$ 7,576,000		7,576,000		4,681,000
Due to Related Parties, Current, Total		473,000		473,000		196,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage	1.10%		0.60%
Management Fee Per Day, Per Vessel		956		956
Management Fee Per Day, Per Vessel Under Bareboat Charter		$ 478		478
Construction Supervisory Fee				787,400
Commission Charged on Charter Hire Agreements	1.25%	1.25%	0.75%
Annual Fee to Related Parties				$ 2,500,000		2,500,000		2,500,000
Annual Fee to Related Parties, Shares | shares				598,400	598,400
Net Profit Earned Pursuant to Co-operation Agreement				$ 350,000		456,000		380,000
Management Fees Related Parties				21,669,000		19,989,000		19,073,000
Voyage Expenses Related Parties				4,864,000		2,846,000		3,093,000
Management Fees Expressed as Gross Revenue			0.75%
Fair Value of Shares Issued to Manager		$ 3,879,000		$ 3,879,000		3,755,000		3,866,000
Stock Issued During Period, Shares, New Issues | shares				598,400	598,400
Working Capital Security Per Vessel		75,000		$ 75,000		75,000
Working Capital Security		1,875,000		1,875,000		1,875,000
Total Charges by Manager to Companys Affiliates				3,821,000		6,428,000		5,047,000
Due from Related Parties, Current, Total		7,576,000		7,576,000		4,681,000
Due to Related Parties, Current, Total		473,000		473,000		196,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End				2,500,000		2,500,000		$ 2,500,000
SCSC Chairman and CEO [Member]
Percentage Ownership			70.00%
SCSC GM [Member]
Percentage Ownership			30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total		$ 0		$ 0		$ 0
Number Vessels Managed		17		17		15
Blue Net Chartering GmbH & Co. KG [Member]
Annual Fee to Related Parties | €					€ 9,413		€ 10,364
Voyage Expenses Related Parties				$ 418,000		$ 355,000
Percentage Ownership									50.00%
Annual Fee to Related Parties, Chartered in Current Period | €					€ 1,281		€ 1,139